INTANGIBLE ASSETS, NET	12 Months Ended
Jul. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of July 31,
	2019	2018
Financial and news platform (a)	$438,657	$—
Accounting software	19,842	—
Total	458,499	—
Less: accumulated amortization	(29,740)	—
Intangible assets, net	$428,759	$—
(a)

In order to diversify the Company’s business and revenue source, on September 20, 2018 (the “Acquisition Date”), ATIF HK entered into a purchase agreement with Shenzhen Shangyuan Electronic Commerce Co., Ltd. (“Shangyuan”) to acquire a financial and news media platform www.chinacnnm.com from Shangyuan, for a total cash consideration of approximately $0.46 million (or RMB3 million).The purchase price was based on the estimated fair value of this asset as of the Acquisition Date in accordance with the valuation report of an independent appraisal firm. The transaction costs (including title search and legal costs) associated with the news media platform acquisition were immaterial and transaction cost capitalization is not deemed necessary. The Company acquired only the financial and news platform/website from Shangyuan, not the equity interest of Shangyuan. Thus, the Company determined that the acquisition constituted as an acquisition of assets for financial statement purposes, rather than an acquisition of a business. The Company does not believe that purchase price allocation is necessary in this transaction because only one intangible asset is identified. The Company plans to use this financial and news platform to market its listing consulting services to potential clients and to help existing clients distribute news and worldwide press releases.

Amortization expense was $29,707,  $Nil, and $Nil for the years ended July 31, 2019, 2018 and 2017, respectively.

Estimated future amortization expense is as follows:

Year ending July 31,	Amortization expense
2020	$31,228
2021	31,228
2022	31,228
2023	31,228
2024	31,228
Thereafter	272,619
Total	$428,759